Quarterly Data And Share Information (Schedule Of Quarterly Data) (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Quarterly Data And Share Information [Abstract]
Revenues	$ 765	$ 1,135	$ 1,215	$ 1,390	$ 1,171	$ 1,375	$ 1,654	$ 1,475	$ 1,367	$ 2,292	$ 3,777	$ 4,911	$ 5,871
Net income (loss) from continuing operations		$ (167)	$ (182)	$ 9	$ (96)	$ (88)	$ 298	$ 99	$ 133			$ (436)	$ 442
Income (loss) per common share from continuing operations		$ (0.01)	$ (0.02)	$ 0	$ (0.01)	$ (0.01)	$ 0.03	$ 0.01	$ 0.01